Revenues (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Revenues
Revenues

13. Revenues

Revenues comprise the following for the period July 1, 2013 to March 31, 2014:

Time charter revenue	17,602,137
Voyage charter revenue	11,210,785
Other revenue	820,778
Total	29,633,700

Included in time charter revenue is $6,122,695, representing the profit-sharing element of the time charter agreements. Other revenue represents demurrage income and income from charterers relating to reimbursement of expenses such as costs for security guards and war risk insurance.

10. Revenues

Revenues comprise the following:

	April 1, 2013 to July 28,	Year ended March 31,
	2013	2013	2012
Time charter revenue	8,850,543	24,143,606	33,399,609
Voyage charter revenue	6,236,525	13,581,561	142,500
Other income	296,048	936,679	1,028,933
Total	15,383,116	38,661,846	34,571,042

Included in time charter revenue is the profit-sharing element of the time charter agreements of $2,702,635 for the period April 1, 2013 to July 28, 2013, $5,193,454 for the year ended March 31, 2013 and $5,966,726 for the year ended March 31, 2012. Other income represents demurrage income and income from charterers relating to expenses such as security guards and additional war risk insurance recovered from the charterers.